Supplemental Disclosures Cash Flow Statement Presentation (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
CASH PROVIDED BY (USED IN) OPERATING ACTIVITIES
Accounts receivable	$ 89.8	$ (21.6)
Prepaids and deposits	0.0	0.9
Accounts payable and accrued liabilities	(39.6)	13.9
Other current liabilities	(11.5)	24.0
Other long-term liabilities	(1.5)	1.5
Changes in non-cash working capital:	(37.2)	(18.7)
INVESTING ACTIVITIES
Accounts receivable	(25.0)	(26.0)
Accounts payable and accrued liabilities	(56.6)	(39.8)
Changes in non-cash working capital:	(81.6)	(65.8)
FINANCING ACTIVITIES
Changes in non-cash working capital: Dividends payable	$ (0.3)	$ 0.5